Capital Requirements (Details) (USD $)	0 Months Ended	12 Months Ended			48 Months Ended
	Nov. 28, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 28, 2012
Capital Requirements
Series A cumulative perpetual preferred shares, aggregate liquidation value		$ 216,000,000
Series A cumulative perpetual preferred shares, issued		216,000
Series A cumulative perpetual preferred shares, par value (in dollars per share)		$ 0.01
Series A cumulative perpetual preferred shares, per share liquidation value (in dollars per share)		$ 1,000
Warrants to purchase entity's common stock (in shares)		1,326,238
Warrants, exercise price (in dollars per share)		$ 24.43
Warrants, term		10 years
Senior preferred stock, dividend rate for first five years (as a percent)		5.00%
Senior preferred stock, dividend rate thereafter (as a percent)		9.00%
Senior Preferred Stock held by Treasury repurchased (in shares)	216,000
Redemption of senior preferred shares			216,000,000
Preferred stock dividends to the U.S. Treasury			10,260,000	10,800,000	41,520,139
Dividend payable by subsidiaries, maximum		$ 584,000,000